Income Taxes - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Income taxes calculated at the Canadian statutory rate	$ 14,432	$ (15,328)
Non-deductible expenses	2,539	5,260
Changes in unrecognized tax benefits	(11,968)	29,966
Effect of tax rates in foreign jurisdictions	16,176	(6,562)
Changes in tax rates and other	1,232	194
Income tax expense - current	$ 22,411	$ 13,530